Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.22088%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$793,977.71

Principal:
Principal Collections	$11,288,686.20
Prepayments in Full	$5,848,863.07
Liquidation Proceeds	$109,559.67
Recoveries	$91,815.21
Sub Total	$17,338,924.15
Collections	$18,132,901.86

Purchase Amounts:
Purchase Amounts Related to Principal	$143,818.23
Purchase Amounts Related to Interest	$323.73
Sub Total	$144,141.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,277,043.82

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,277,043.82
Servicing Fee	$273,870.65	$273,870.65	$0.00	$0.00	$18,003,173.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,003,173.17
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,003,173.17
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,003,173.17
Interest - Class A-3 Notes	$328,146.45	$328,146.45	$0.00	$0.00	$17,675,026.72
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$17,384,966.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,384,966.39
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$17,292,068.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,292,068.56
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$17,227,515.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,227,515.23
Regular Principal Payment	$15,476,762.91	$15,476,762.91	$0.00	$0.00	$1,750,752.32
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,750,752.32
Residual Released to Depositor	$0.00	$1,750,752.32	$0.00	$0.00	$0.00
Total		$18,277,043.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,476,762.91
Total					$15,476,762.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,476,762.91	$48.82	$328,146.45	$1.04	$15,804,909.36	$49.86
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$15,476,762.91	$14.70	$775,657.94	$0.74	$16,252,420.85	$15.44

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$121,535,723.29	0.3833934	$106,058,960.38	0.3345709
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$277,145,723.29	0.2632938	$261,668,960.38	0.2485906

Pool Information
Weighted Average APR	3.062%	3.063%
Weighted Average Remaining Term	32.23	31.40
Number of Receivables Outstanding	21,544	20,955
Pool Balance	$328,644,784.32	$311,219,410.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$300,496,547.36	$284,758,403.85
Pool Factor	0.2829489	0.2679464

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$26,461,007.07
Targeted Overcollateralization Amount	$49,550,450.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,550,450.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$34,446.23
(Recoveries)		77	$91,815.21
Net Loss for Current Collection Period			$(57,368.98)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2095%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0700%
Second Prior Collection Period			0.1954%
Prior Collection Period			0.2837%
Current Collection Period			-0.2152%
Four Month Average (Current and Prior Three Collection Periods)			0.0835%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,892	$8,775,948.19
(Cumulative Recoveries)			$1,733,322.66
Cumulative Net Loss for All Collection Periods			$7,042,625.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6063%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,638.45
Average Net Loss for Receivables that have experienced a Realized Loss			$3,722.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	127	$2,365,046.70
61-90 Days Delinquent	0.15%	19	$471,806.51
91-120 Days Delinquent	0.03%	5	$86,195.57
Over 120 Days Delinquent	0.11%	16	$332,256.90
Total Delinquent Receivables	1.05%	167	$3,255,305.68

Repossession Inventory:
Repossessed in the Current Collection Period		12	$231,394.23
Total Repossessed Inventory		20	$398,379.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2113%
Prior Collection Period			0.1857%
Current Collection Period			0.1909%
Three Month Average			0.1959%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2861%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	32

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	49	$1,048,184.60
2 Months Extended	68	$1,448,254.47
3+ Months Extended	7	$126,036.99

Total Receivables Extended:	124	$2,622,476.06

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer